Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 288,603	$ 58,715
Accounts receivable, net	26,777	16,601
Inventory	10,377	6,553
Prepaid expenses	3,921	1,496
Other current assets	511	1,373
Total current assets	330,189	84,738
Property and equipment, net	6,349	4,281
Other assets	776	584
Total assets	337,314	89,603
Current liabilities
Accounts payable	11,403	3,369
Accrued expenses	7,411	8,168
Deferred revenue	6,288	6,196
Other current liabilities	310	300
Total current liabilities	25,412	18,033
Long-term debt	0	5,022
Long-term deferred revenue	3,742	2,905
Deferred rent	1,623	1,073
Contingent earnout liability	59,722	0
Other liabilities	2,646	545
Total liabilities	93,145	27,578
Commitments and contingencies (Note 14)
Convertible preferred stock (Note 9)	0	137,497
Stockholders' equity (deficit)
Common stock, $0.0001 par value; 1,000,000,000 and 183,300,000 shares authorized on December 31, 2021 and 2020; 185,993,058 and 39,510,108 shares issued on December 31, 2021 and 2020, respectively	19	4
Additional paid-in capital	319,859	5,538
Treasury stock, 0 and 483,479 shares on December 31, 2021 and 2020, respectively	0	(1,450)
Accumulated deficit	(75,709)	(79,564)
Total stockholders' equity (deficit)	244,169	(75,472)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)	$ 337,314	$ 89,603